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Pamela M. Krill
Associate General Counsel
Office of General Counsel
Phone:  608/231-8365
Fax:    608/236-8365
E-mail: pam.krill@cunamutual.com




                                 October 2, 2007


VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549


         Re:  Ultra Series Fund File Nos. 002-87775 and 811-04815


Commissioners:

         On behalf of the Ultra Series Fund (the "Trust"), a registered management investment company and EDGAR filer on Form N-1A, this 485APOS submission is being made solely to obtain EDGAR series and class identifiers for the Money Market Fund, Bond Fund, High Income Fund, Balanced Fund, Growth and Income Stock Fund, Mid-Cap Stock Fund, Capital Appreciation Stock Fund, Multi-Cap Growth Stock Fund, International Stock Fund, and High Income Fund series of the Trust, and their respective classes, all of which were in existence prior to February 6, 2006.

         If you have any questions, please do not hesitate to contact the undersigned at (608) 231-8365.

                                   Sincerely,

                                   /s/Pamela M. Krill

                                   Pamela M. Krill